Document and Entity Information	0 Months Ended
Feb. 28, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Feb. 28, 2014
Registrant Name	MOTLEY FOOL FUNDS TRUST
Central Index Key	0001449871
Amendment Flag	false
Document Creation Date	Jun. 16, 2014
Document Effective Date	Jun. 16, 2014
Prospectus Date	Jun. 17, 2014
Investor Class Prospectus | Motley Fool Independence Fund | Investor Shares
Risk/Return:
Trading Symbol	FOOLX
Investor Class Prospectus | Motley Fool Great America Fund | Investor Shares
Risk/Return:
Trading Symbol	TMFGX
Investor Class Prospectus | Motley Fool Epic Voyage Fund | Investor Shares
Risk/Return:
Trading Symbol	TMFEX
Instititutional Class Prospectus | Motley Fool Independence Fund | Institutional Shares
Risk/Return:
Trading Symbol	FOIIX
Institutional Class Prospectus | Motley Fool Great America Fund | Institutional Shares
Risk/Return:
Trading Symbol	FOGIX
Institutional Class Prospectus | Motley Fool Epic Voyage Fund | Institutional Shares
Risk/Return:
Trading Symbol	FOEIX